CONVERTIBLE NOTES (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2025	Sep. 02, 2025	Nov. 12, 2024	Sep. 30, 2025	Jul. 31, 2024	Apr. 30, 2024	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2025	Dec. 31, 2024	Jul. 31, 2025	May 31, 2025	May 31, 2024	Dec. 31, 2023
Conversion of the another dimension note to common stock [Member]
Short-Term Debt [Line Items]
Debt conversion, original debt, amount		$ 3,500,000
Debt conversion, original debt interest, amount		$ 240,000
Debt conversion, converted instrument, shares issued (in shares)		4,054,517
Conversion of the nexus note to common stock [Member]
Short-Term Debt [Line Items]
Debt conversion, original debt, amount		$ 3,500,000
Debt conversion, original debt interest, amount		$ 240,000
Debt conversion, converted instrument, shares issued (in shares)		4,054,517
The 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 4,200,000			$ 4,160,000
Debt instrument, interest rate, stated percentage								6.00%
Interest payable				$ 0			$ 0		$ 0	$ 375,000				$ 122,000
Conversion price								50.00%
Fair value of derivative liabilities								$ 3,097,542
Amortization							11,459,854		3,097,542
Debt instrument, amended amount											$ 4,135,000
Convertible debt instrument, conversion price equal to lowest price per share, pre-stock split											50.00%
Convertible debt instrument, conversion price equal to lowest price per share											23.00%
Repayments of convertible debt	$ 25,000.000
The 2023 Convertible Notes [Member] | Unsecured debt converted to common shares [Member]
Short-Term Debt [Line Items]
Debt conversion, original debt, amount		$ 4,135,000
Debt conversion, original debt interest, amount		$ 540,000
Debt conversion, converted instrument, shares issued (in shares)		5,029,463
The 2023 Convertible Notes [Member] | Hunniwell Picard I LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 300,000
The 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					$ 5,700,000	$ 15,000,000.0				3,700,000
Debt instrument, interest rate, stated percentage						6.00%
Conversion price						50.00%
Fair value of derivative liabilities						$ 475,790							$ 1,825,280
Amortization							$ 719,598		$ 1,405,891	$ 419,005
Debt instrument, amended amount					$ 2,700,000
Convertible debt instrument, conversion price equal to lowest price per share, pre-stock split					50.00%	80.00%						50.00%
Convertible debt instrument, conversion price equal to lowest price per share					23.00%	37.00%						23.00%
Convertible debt instrument, principal raised				$ 5,700,000
The 2024 Convertible Note [Member] | Unsecured debt converted to common shares [Member]
Short-Term Debt [Line Items]
Debt conversion, original debt, amount		$ 5,700,000
Debt conversion, original debt interest, amount		$ 340,000
Debt conversion, converted instrument, shares issued (in shares)		6,496,363
The 2024 Convertible Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Conversion price					80.00%
The 2024 Convertible Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Conversion price					50.00%
Aggregated convertible note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 7,000,000.0
Convertible note, donated value received percenteg			50.00%
Aggregated convertible note [Member] | Nexus, and Another Dimension [Member]
Short-Term Debt [Line Items]
Conversion price			50.00%